INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2019
INCOME TAXES
Schedule of reconciliation of income taxes at Corporation's domestic statutory tax rate

	2019	2018	2017
		(restated,	(restated,
		note 1(b))	note 1(b))
Income taxes at domestic statutory tax rate	$238.5	$217.9	$288.1
(Reduction) increase resulting from:
Effect of non-deductible charges, non-taxable income and differences between current and future tax rates	(3.7)	(2.8)	(50.3)
Change in benefit arising from the recognition of current and prior year tax losses	—	—	(2.7)
Effect of tax consolidation transactions with the parent corporation and affiliated corporations	(55.7)	(49.9)	(96.7)
Other	—	1.0	0.8
Income taxes	$179.1	$166.2	$139.2

Schedule of net deferred income tax liability and their impact on deferred income tax expense

	Consolidated		Consolidated
	balance sheets		income statements
	2019	2018	2019	2018	2017
		(restated,		(restated,	(restated,
		note 1(b))		note 1(b))	note 1(b))
Accounts payable, accrued charges, provisions and deferred revenue	$9.3	$11.3	$2.0	$(0.8)	$1.2
Defined benefit plans	31.5	24.0	5.2	(1.1)	(0.2)
Contract assets	(58.3)	(54.3)	4.0	5.6	7.4
Property, plant and equipment	(475.4)	(466.2)	9.2	(17.7)	84.9
Goodwill, intangible assets and other assets	(305.7)	(238.2)	67.5	33.8	54.9
Long-term debt and derivative financial instruments	(19.5)	(15.7)	1.1	2.7	(4.7)
Other	8.6	3.8	(4.8)	(1.7)	(1.1)
	$(809.5)	$(735.3)	$84.2	$20.8	$142.4

Summary of changes in net deferred income tax liability

	Note	2019	2018
			(restated,
			note 1(b))
Balance at beginning of year		$(735.3)	$(713.7)
Recognized in income as continuing operations		(84.2)	(19.4)
Recognized in other comprehensive income	28	10.0	(0.8)
Discontinued operations		—	(1.4)
Balance at end of year		$(809.5)	$(735.3)